Note 21 - Prepayments	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
21	Prepayments

	2022	2021

Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	254	1,552
Blanket Mine third party suppliers	1,494	1,766
Bilboes third party suppliers (note 5)	802	–
Solar prepayments	104	2,951
Bilboes pre-effective date costs (note 5)	877	–
Other prepayments	162	661
	3,693	6,930